Warrants- Outstanding Warrants (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,148,123	1,148,123
Warrants issued with Conversion of Notes to Common Stock, Equity
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 8.03
Warrants outstanding (in shares)	232,287	232,287
Warrants issued with Units in the Equity Offering, Equity
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 8.03
Warrants outstanding (in shares)	875,034	875,034
Broker Warrants issued with Equity Offering, Equity
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 0.01
Warrants outstanding (in shares)	1,297	1,297
Consultant Warrants, Liability
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 7.6
Warrants outstanding (in shares)	39,505	39,505